Common Stock - Common stock reserved for future issuance (Details) - shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock
Total common stock reserved	38,876,675	59,178,609	60,000,244
Conversion of convertible preferred stock
Common Stock
Total common stock reserved		21,257,708
Stock option
Common Stock
Total common stock reserved	3,846,972	9,694,890	10,516,525
Restricted stock units (unvested)
Common Stock
Total common stock reserved	1,041,565
Shares available for future issuance under the stock incentive plan
Common Stock
Total common stock reserved	3,508,139	27,884,000	27,884,000
Warrants
Common Stock
Total common stock reserved	14,479,999
Contingent consideration
Common Stock
Total common stock reserved	16,000,000
Convertible preferred stock warrants outstanding
Common Stock
Total common stock reserved		342,011	342,011